DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers High Beta High Yield Bond ETF

May 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.2%
Basic Materials - 3.9%
Chemicals - 1.8%
ASP Unifrax Holdings, Inc.
144A,5.25%, 9/30/28	$31,000	$23,386
144A,7.50%, 9/30/29	10,000	6,914
Chemours Co.
5.375%, 5/15/27	13,000	11,991
144A,5.75%, 11/15/28	25,000	22,040
144A,4.625%, 11/15/29	31,000	25,128
Consolidated Energy Finance SA, 144A,5.625%, 10/15/28	23,000	19,623
INEOS Finance PLC, 144A,6.75%, 5/15/28	15,000	14,789
INEOS Quattro Finance 2 PLC, 144A,3.375%, 1/15/26	13,000	11,944
NOVA Chemicals Corp.
144A,5.00%, 5/1/25	17,000	16,647
144A,5.25%, 6/1/27	35,000	31,695
144A,4.25%, 5/15/29	23,000	18,972
SCIH Salt Holdings, Inc., 144A,6.625%, 5/1/29	19,000	15,764
Tronox, Inc., 144A,4.625%, 3/15/29	37,000	30,163

(Cost $280,102)		249,056

Forest Products & Paper - 0.2%
Mercer International, Inc.,5.125%, 2/1/29
(Cost $32,829)	34,000	26,920

Iron/Steel - 0.5%
Mineral Resources Ltd.
144A,8.125%, 5/1/27	18,000	18,024
144A,8.00%, 11/1/27	32,000	32,123
144A,8.50%, 5/1/30	16,000	16,075

(Cost $67,114)		66,222

Mining - 1.4%
First Quantum Minerals Ltd.
144A,6.875%, 3/1/26	40,000	38,902
144A,6.875%, 10/15/27	54,000	51,494
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26	25,000	22,943
144A,6.125%, 4/1/29	15,000	13,491
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28	15,000	13,127
144A,4.50%, 6/1/31	20,000	15,739
Vedanta Resources Finance II PLC
144A,8.95%, 3/11/25	15,000	11,171
144A,9.25%, 4/23/26	35,000	24,534

(Cost $199,638)		191,401

Communications - 21.9%
Advertising - 1.4%
Clear Channel Outdoor Holdings, Inc.
144A,5.125%, 8/15/27	42,000	37,082
144A,7.75%, 4/15/28	35,000	26,117
144A,7.50%, 6/1/29	37,000	26,409
CMG Media Corp., 144A,8.875%, 12/15/27	36,000	23,179
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,5.00%, 8/15/27	25,000	22,440
144A,4.25%, 1/15/29	17,000	13,929
144A,4.625%, 3/15/30	20,000	16,356
Stagwell Global LLC, 144A,5.625%, 8/15/29	34,000	29,118

(Cost $231,496)		194,630

Internet - 0.3%
Rakuten Group, Inc., 144A,10.25%, 11/30/24
(Cost $31,262)	32,000	32,320

Media - 10.6%
Altice Financing SA
144A,5.00%, 1/15/28	32,000	25,027
144A,5.75%, 8/15/29	64,000	48,853
AMC Networks, Inc.
4.75%, 8/1/25	27,000	23,898
4.25%, 2/15/29	36,000	20,570
Audacy Capital Corp.
144A,6.50%, 5/1/27	21,000	602
144A,6.75%, 3/31/29	14,000	372
CCO Holdings LLC / CCO Holdings Capital Corp., 144A,7.375%, 3/1/31	32,000	30,660
CSC Holdings LLC
5.25%, 6/1/24	35,000	32,497
144A,5.50%, 4/15/27	48,000	39,213
144A,5.375%, 2/1/28	37,000	29,159
144A,7.50%, 4/1/28	43,000	23,354
144A,11.25%, 5/15/28	20,000	18,917
144A,6.50%, 2/1/29	56,000	44,040
144A,5.75%, 1/15/30	72,000	31,783
144A,4.125%, 12/1/30	41,000	28,501
144A,4.625%, 12/1/30	85,000	36,411
144A,3.375%, 2/15/31	37,000	25,331
144A,4.50%, 11/15/31	53,000	36,756
144A,5.00%, 11/15/31	18,000	7,803
DISH DBS Corp.
5.875%, 11/15/24	66,000	56,669
7.75%, 7/1/26	72,000	41,120
144A,5.25%, 12/1/26	98,000	77,595
7.375%, 7/1/28	40,000	20,466

144A,5.75%, 12/1/28	80,000	58,165
5.125%, 6/1/29	48,000	21,847
DISH Network Corp., 144A,11.75%, 11/15/27	113,000	108,279
Gray Television, Inc.
144A,5.875%, 7/15/26	27,000	23,230
144A,7.00%, 5/15/27	30,000	24,809
144A,4.75%, 10/15/30	20,000	12,989
iHeartCommunications, Inc.
6.375%, 5/1/26	22,000	16,727
8.375%, 5/1/27	38,000	21,429
144A,5.25%, 8/15/27	19,000	13,368
144A,4.75%, 1/15/28	26,000	18,073
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28	23,000	19,637
144A,8.00%, 8/1/29	28,000	23,411
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30	13,000	7,553
144A,4.125%, 12/1/30	26,000	17,030
Sirius XM Radio, Inc.
144A,5.50%, 7/1/29	40,000	34,962
144A,4.125%, 7/1/30	50,000	39,372
144A,3.875%, 9/1/31	55,000	40,639
TEGNA, Inc.,4.625%, 3/15/28	30,000	26,212
Univision Communications, Inc.
144A,6.625%, 6/1/27	55,000	52,151
144A,4.50%, 5/1/29	35,000	29,432
144A,7.375%, 6/30/30	31,000	28,855
UPC Holding BV, 144A,5.50%, 1/15/28	20,000	17,575
Virgin Media Finance PLC, 144A,5.00%, 7/15/30	25,000	19,873
VTR Finance NV, 144A,6.375%, 7/15/28	18,000	5,562
Ziggo Bond Co. BV
144A,6.00%, 1/15/27	16,000	14,761
144A,5.125%, 2/28/30	13,000	9,985
Ziggo BV, 144A,4.875%, 1/15/30	40,000	33,352

(Cost $1,833,759)		1,438,875

Telecommunications - 9.6%
Altice France Holding SA
144A,10.50%, 5/15/27	48,000	28,729
144A,6.00%, 2/15/28	41,000	20,361
Altice France SA
144A,8.125%, 2/1/27	64,000	55,174
144A,5.50%, 1/15/28	41,000	31,134
144A,5.125%, 1/15/29	15,000	10,709
144A,5.125%, 7/15/29	89,000	63,513
144A,5.50%, 10/15/29	67,000	48,125
C&W Senior Financing DAC, 144A,6.875%, 9/15/27	43,000	37,034
CommScope Technologies LLC
144A,6.00%, 6/15/25	53,000	49,867
144A,5.00%, 3/15/27	19,000	12,803
CommScope, Inc.
144A,6.00%, 3/1/26	48,000	45,133
144A,8.25%, 3/1/27	35,000	27,502
144A,7.125%, 7/1/28	30,000	20,207
144A,4.75%, 9/1/29	43,000	33,922
Consolidated Communications, Inc.
144A,5.00%, 10/1/28	12,000	8,539
144A,6.50%, 10/1/28	30,000	22,538
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	38,000	33,906
144A,5.00%, 5/1/28	55,000	46,114
144A,6.75%, 5/1/29	36,000	26,589
5.875%, 11/1/29	20,000	14,025
144A,6.00%, 1/15/30	40,000	28,105
144A,8.75%, 5/15/30	42,000	39,298
144A,8.625%, 3/15/31	20,000	18,473
Hughes Satellite Systems Corp.,6.625%, 8/1/26	29,000	26,823
Iliad Holding SASU
144A,6.50%, 10/15/26	31,000	29,200
144A,7.00%, 10/15/28	33,000	30,796
Intelsat Jackson Holdings SA, 144A,6.50%, 3/15/30	107,000	98,697
Level 3 Financing, Inc.
144A,3.40%, 3/1/27	25,000	19,838
144A,4.625%, 9/15/27	35,000	21,908
144A,4.25%, 7/1/28	42,000	24,242
144A,3.625%, 1/15/29	22,000	11,910
144A,3.875%, 11/15/29	30,000	21,865
144A,10.50%, 5/15/30	34,000	32,344
Lumen Technologies, Inc.
144A,5.125%, 12/15/26	15,000	9,201
144A,4.00%, 2/15/27	35,000	22,934
144A,4.50%, 1/15/29	18,000	7,172
Millicom International Cellular SA
144A,5.125%, 1/15/28	13,500	11,652
144A,6.25%, 3/25/29	18,000	15,903
144A,4.50%, 4/27/31	30,000	22,457
Sable International Finance Ltd., 144A,5.75%, 9/7/27	17,000	15,818
VEON Holdings BV, 144A,4.95%, 6/16/24	17,000	15,769
Viasat, Inc.
144A,5.625%, 9/15/25	18,000	17,317
144A,5.625%, 4/15/27	16,000	15,091
144A,6.50%, 7/15/28	20,000	16,248

Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A,7.75%, 8/15/28	45,000	36,620
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27	53,000	36,956
144A,6.125%, 3/1/28	38,000	22,977

(Cost $1,564,748)		1,305,538

Consumer, Cyclical - 21.8%
Airlines - 1.6%
American Airlines Group, Inc., 144A,3.75%, 3/1/25	16,000	15,144
American Airlines, Inc.
144A,11.75%, 7/15/25	80,000	87,636
144A,7.25%, 2/15/28	25,000	24,495
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	43,000	40,026
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
144A,8.00%, 9/20/25	40,000	40,411
144A,8.00%, 9/20/25	14,000	14,185

(Cost $225,226)		221,897

Apparel - 0.4%
Hanesbrands, Inc.
144A,4.875%, 5/15/26	34,000	31,684
144A,9.00%, 2/15/31	23,000	23,029

(Cost $54,873)		54,713

Auto Manufacturers - 1.2%
Aston Martin Capital Holdings Ltd., 144A,10.50%, 11/30/25	45,000	45,347
Ford Motor Co.,9.625%, 4/22/30	16,000	18,250
Ford Motor Credit Co. LLC
6.80%, 5/12/28	50,000	49,527
7.35%, 3/6/30	44,000	44,365

(Cost $159,263)		157,489

Auto Parts & Equipment - 1.1%
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	13,000	12,142
6.875%, 7/1/28	10,000	8,955
5.00%, 10/1/29	24,000	19,542
Dana, Inc.
5.375%, 11/15/27	10,000	9,379
5.625%, 6/15/28	20,000	18,423
4.25%, 9/1/30	10,000	8,058
Goodyear Tire & Rubber Co.
5.00%, 7/15/29	33,000	29,802
5.25%, 4/30/31	14,000	12,315
5.25%, 7/15/31	16,000	13,935
5.625%, 4/30/33	21,000	18,354

(Cost $166,186)		150,905

Distribution/Wholesale - 0.0%
Wesco Aircraft Holdings, Inc., 144A,13.125%, 11/15/27 (a)
(Cost $13,658)	15,000	975

Entertainment - 2.1%
AMC Entertainment Holdings, Inc.
144A,10.00%, 6/15/26	46,000	29,332
144A,7.50%, 2/15/29	38,000	26,700
Caesars Entertainment, Inc., 144A,4.625%, 10/15/29	46,000	39,714
Cinemark USA, Inc.
144A,5.875%, 3/15/26	22,000	20,935
144A,5.25%, 7/15/28	20,000	17,530
Mohegan Tribal Gaming Authority, 144A,8.00%, 2/1/26	41,000	36,017
Penn Entertainment, Inc.
144A,5.625%, 1/15/27	10,000	9,366
144A,4.125%, 7/1/29	10,000	8,077
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A,5.625%, 9/1/29	19,000	13,509
144A,5.875%, 9/1/31	31,000	21,340
Scientific Games International, Inc.
144A,7.00%, 5/15/28	19,000	18,787
144A,7.25%, 11/15/29	21,000	20,899
Six Flags Entertainment Corp., 144A,7.25%, 5/15/31	25,000	24,054

(Cost $328,955)		286,260

Food Service - 0.2%
TKC Holdings, Inc.
144A,6.875%, 5/15/28	11,000	9,362
144A,10.50%, 5/15/29	26,000	17,514

(Cost $35,233)		26,876

Home Builders - 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A,4.625%, 4/1/30	10,000	8,269
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A,6.25%, 9/15/27	25,000	22,540
144A,4.875%, 2/15/30	15,000	11,337
Mattamy Group Corp.
144A,5.25%, 12/15/27	13,000	12,003
144A,4.625%, 3/1/30	26,000	22,385

(Cost $84,097)		76,534

Home Furnishings - 0.2%
Tempur Sealy International, Inc., 144A,3.875%, 10/15/31
(Cost $28,720)	31,000	24,837

Housewares - 0.2%
Scotts Miracle-Gro Co.
4.50%, 10/15/29	10,000	8,543

4.00%, 4/1/31	22,000	17,502
4.375%, 2/1/32	10,000	8,003

(Cost $37,929)		34,048

Leisure Time - 6.7%
Carnival Corp.
144A,10.50%, 2/1/26	30,000	31,204
144A,7.625%, 3/1/26	53,000	50,300
144A,5.75%, 3/1/27	115,000	98,576
144A,9.875%, 8/1/27	33,000	34,096
144A,4.00%, 8/1/28	85,000	74,209
144A,6.00%, 5/1/29	66,000	54,944
144A,10.50%, 6/1/30	37,000	37,167
Carnival Holdings Bermuda Ltd., 144A,10.375%, 5/1/28	69,000	74,754
Life Time, Inc., 144A,8.00%, 4/15/26	20,000	19,736
NCL Corp. Ltd.
144A,3.625%, 12/15/24	24,000	22,966
144A,5.875%, 3/15/26	45,000	40,869
144A,5.875%, 2/15/27	26,000	24,686
144A,8.375%, 2/1/28	25,000	25,874
144A,7.75%, 2/15/29	25,000	22,639
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26	18,000	16,513
144A,5.50%, 8/31/26	38,000	35,781
144A,5.375%, 7/15/27	36,000	33,212
144A,11.625%, 8/15/27	35,000	38,005
3.70%, 3/15/28	22,000	18,730
144A,5.50%, 4/1/28	51,000	46,973
144A,9.25%, 1/15/29	38,000	40,439
144A,7.25%, 1/15/30	25,000	25,282
Viking Cruises Ltd.
144A,5.875%, 9/15/27	32,000	28,238
144A,7.00%, 2/15/29	13,000	11,520

(Cost $917,851)		906,713

Lodging - 1.6%
Marriott Ownership Resorts, Inc., 144A,4.50%, 6/15/29	13,000	11,155
Melco Resorts Finance Ltd.
144A,4.875%, 6/6/25	26,000	24,224
144A,5.25%, 4/26/26	10,000	9,054
144A,5.625%, 7/17/27	16,000	14,054
144A,5.75%, 7/21/28	33,000	27,887
144A,5.375%, 12/4/29	39,000	31,326
Station Casinos LLC, 144A,4.625%, 12/1/31	13,000	10,820
Studio City Finance Ltd.
144A,6.00%, 7/15/25	28,000	25,436
144A,6.50%, 1/15/28	27,000	22,165
144A,5.00%, 1/15/29	32,000	23,326
Travel + Leisure Co., 144A,4.50%, 12/1/29	27,000	22,917

(Cost $248,551)		222,364

Retail - 5.9%
Asbury Automotive Group, Inc., 144A,5.00%, 2/15/32	16,000	13,723
Bath & Body Works, Inc.
7.50%, 6/15/29	14,000	14,170
144A,6.625%, 10/1/30	36,000	34,340
Carvana Co.
144A,5.625%, 10/1/25	13,000	9,746
144A,5.50%, 4/15/27	15,000	8,919
144A,5.875%, 10/1/28	25,000	14,290
144A,4.875%, 9/1/29	29,000	14,595
144A,10.25%, 5/1/30	108,000	72,887
eG Global Finance PLC, 144A,6.75%, 2/7/25	50,000	48,118
Ferrellgas LP / Ferrellgas Finance Corp.
144A,5.375%, 4/1/26	17,000	15,471
144A,5.875%, 4/1/29	35,000	29,186
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A,4.625%, 1/15/29	51,000	44,574
144A,6.75%, 1/15/30	36,000	29,322
Gap, Inc.
144A,3.625%, 10/1/29	19,000	13,374
144A,3.875%, 10/1/31	29,000	20,041
Kohl’s Corp.,4.625%, 5/1/31	20,000	13,044
LBM Acquisition LLC, 144A,6.25%, 1/15/29	31,000	24,581
Macy’s Retail Holdings LLC, 144A,5.875%, 4/1/29	13,000	11,509
Michaels Cos., Inc.
144A,5.25%, 5/1/28	37,000	28,530
144A,7.875%, 5/1/29	43,000	26,467
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A,7.125%, 4/1/26	39,000	35,136
Nordstrom, Inc.
4.375%, 4/1/30	23,000	18,310
4.25%, 8/1/31	11,000	8,376
PetSmart, Inc. / PetSmart Finance Corp., 144A,7.75%, 2/15/29	39,000	37,926
QVC, Inc.
4.45%, 2/15/25	15,000	12,800
4.75%, 2/15/27	15,000	9,128
4.375%, 9/1/28	23,000	13,367
Rite Aid Corp., 144A,8.00%, 11/15/26	33,000	17,337
Sonic Automotive, Inc.
144A,4.625%, 11/15/29	17,000	14,086
144A,4.875%, 11/15/31	17,000	13,541

SRS Distribution, Inc.
144A,6.125%, 7/1/29	12,000	9,970
144A,6.00%, 12/1/29	31,000	25,461
Staples, Inc.
144A,7.50%, 4/15/26	66,000	54,321
144A,10.75%, 4/15/27	36,000	22,124
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A,5.00%, 6/1/31	23,000	19,626

(Cost $950,195)		798,396

Consumer, Non-cyclical - 14.2%
Agriculture - 0.3%
Vector Group Ltd.
144A,10.50%, 11/1/26	12,000	12,020
144A,5.75%, 2/1/29	33,000	28,807

(Cost $44,272)		40,827

Beverages - 0.1%
Primo Water Holdings, Inc., 144A,4.375%, 4/30/29
(Cost $18,989)	19,000	16,370

Biotechnology - 0.1%
Grifols Escrow Issuer SA, 144A,4.75%, 10/15/28
(Cost $18,109)	19,000	16,093

Commercial Services - 3.3%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 144A,6.125%, 10/15/26	20,000	17,956
Albion Financing 2SARL, 144A,8.75%, 4/15/27	15,000	13,046
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A,6.625%, 7/15/26	59,000	55,476
144A,9.75%, 7/15/27	40,000	35,146
144A,6.00%, 6/1/29	25,000	18,528
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A,4.625%, 6/1/28	51,000	42,300
APX Group, Inc., 144A,5.75%, 7/15/29	30,000	25,671
Garda World Security Corp.
144A,4.625%, 2/15/27	14,000	12,805
144A,9.50%, 11/1/27	26,000	24,347
144A,7.75%, 2/15/28	20,000	19,929
144A,6.00%, 6/1/29	11,000	8,768
Hertz Corp., 144A,5.00%, 12/1/29	38,000	30,554
MPH Acquisition Holdings LLC
144A,5.50%, 9/1/28	28,000	22,344
144A,5.75%, 11/1/28	43,000	30,787
Sabre GLBL, Inc.
144A,9.25%, 4/15/25	20,000	19,122
144A,7.375%, 9/1/25	47,000	39,789
144A,11.25%, 12/15/27	17,000	13,079
Sotheby’s, 144A,7.375%, 10/15/27	20,000	17,531

(Cost $509,530)		447,178

Cosmetics/Personal Care - 0.3%
Coty, Inc., 144A,6.50%, 4/15/26	26,000	25,636
Edgewell Personal Care Co., 144A,4.125%, 4/1/29	13,000	11,207

(Cost $38,942)		36,843

Food - 1.6%
B&G Foods, Inc.
5.25%, 4/1/25	24,000	22,636
5.25%, 9/15/27	24,000	20,435
Post Holdings, Inc.
144A,5.625%, 1/15/28	50,000	48,268
144A,5.50%, 12/15/29	42,000	39,060
144A,4.625%, 4/15/30	42,000	36,817
144A,4.50%, 9/15/31	45,000	38,147
Sigma Holdco BV, 144A,7.875%, 5/15/26	19,000	16,162

(Cost $238,903)		221,525

Healthcare-Services - 4.8%
CHS/Community Health Systems, Inc.
144A,8.00%, 3/15/26	67,000	62,619
144A,5.625%, 3/15/27	60,000	51,415
144A,8.00%, 12/15/27	24,000	22,363
144A,6.875%, 4/1/28	28,000	15,639
144A,6.00%, 1/15/29	31,000	25,038
144A,6.875%, 4/15/29	48,000	27,039
144A,6.125%, 4/1/30	44,000	23,794
144A,5.25%, 5/15/30	51,000	38,395
144A,4.75%, 2/15/31	38,000	27,354
DaVita, Inc.
144A,4.625%, 6/1/30	102,000	87,355
144A,3.75%, 2/15/31	48,000	38,149
Legacy LifePoint Health LLC
144A,6.75%, 4/15/25	25,000	22,341
144A,4.375%, 2/15/27	22,000	16,596
LifePoint Health, Inc., 144A,5.375%, 1/15/29	13,000	6,479
ModivCare, Inc., 144A,5.875%, 11/15/25	13,000	12,081
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A,9.75%, 12/1/26	46,000	34,500
Select Medical Corp., 144A,6.25%, 8/15/26	42,000	40,890
Team Health Holdings, Inc., 144A,6.375%, 2/1/25	25,000	10,961
Tenet Healthcare Corp.,6.125%, 10/1/28	89,000	84,437

(Cost $772,485)		647,445

Household Products/Wares - 0.2%
Central Garden & Pet Co., 144A,4.125%, 4/30/31	10,000	8,247
Spectrum Brands, Inc., 144A,3.875%, 3/15/31	23,000	18,825

(Cost $30,746)		27,072

Pharmaceuticals - 3.5%
AdaptHealth LLC
144A,4.625%, 8/1/29	21,000	15,995
144A,5.125%, 3/1/30	16,000	12,463
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26	38,000	31,389
144A,8.50%, 1/31/27	25,000	13,280
Bausch Health Cos., Inc.
144A,5.50%, 11/1/25	63,000	55,989
144A,9.00%, 12/15/25	28,000	24,215
144A,6.125%, 2/1/27	26,000	16,927
144A,5.75%, 8/15/27	13,000	8,176
144A,5.00%, 1/30/28	7,000	3,118
144A,4.875%, 6/1/28	52,000	31,408
144A,11.00%, 9/30/28	63,000	47,722
144A,5.00%, 2/15/29	15,000	6,540
144A,6.25%, 2/15/29	23,000	10,278
144A,5.25%, 1/30/30	24,000	10,227
144A,14.00%, 10/15/30	14,000	8,814
144A,5.25%, 2/15/31	11,000	4,689
Cheplapharm Arzneimittel GmbH, 144A,5.50%, 1/15/28	13,000	11,653
Elanco Animal Health, Inc.,6.65%, 8/28/28	29,000	27,823
Herbalife Nutrition Ltd / HLF Financing, Inc., 144A,7.875%, 9/1/25	10,000	9,215
HLF Financing Sarl LLC / Herbalife International, Inc., 144A,4.875%, 6/1/29	26,000	17,975
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
144A,10.00%, 4/15/25	20,000	15,587
144A,11.50%, 12/15/28	19,000	14,155
Owens & Minor, Inc.
144A,4.50%, 3/31/29	21,000	17,274
144A,6.625%, 4/1/30	16,000	14,440
Teva Pharmaceutical Finance Netherlands III BV,6.75%, 3/1/28	42,000	41,193

(Cost $612,791)		470,545

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Benteler International AG, 144A,10.50%, 5/15/28
(Cost $15,274)	15,000	15,269

Energy - 12.4%
Oil & Gas - 5.8%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A,7.00%, 11/1/26	26,000	24,977
144A,5.875%, 6/30/29	10,000	8,790
Baytex Energy Corp.
144A,8.75%, 4/1/27	25,000	25,291
144A,8.50%, 4/30/30	20,000	19,528
Callon Petroleum Co.
144A,8.00%, 8/1/28	17,000	16,645
144A,7.50%, 6/15/30	25,000	23,220
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A,11.00%, 4/15/25	29,000	29,910
CNX Resources Corp.
144A,6.00%, 1/15/29	13,000	12,031
144A,7.375%, 1/15/31	21,000	20,238
Comstock Resources, Inc.
144A,6.75%, 3/1/29	32,000	28,223
144A,5.875%, 1/15/30	40,000	33,387
Crescent Energy Finance LLC
144A,7.25%, 5/1/26	10,000	9,311
144A,9.25%, 2/15/28	22,000	21,323
CVR Energy, Inc.
144A,5.25%, 2/15/25	15,000	14,266
144A,5.75%, 2/15/28	11,000	9,251
Energean PLC, 144A,6.50%, 4/30/27	16,000	14,520
Kosmos Energy Ltd.
144A,7.125%, 4/4/26	22,000	19,273
144A,7.75%, 5/1/27	14,000	12,003
144A,7.50%, 3/1/28	20,000	16,595
Leviathan Bond Ltd.
144A,REGS, 6.125%, 6/30/25	16,000	15,576
144A,REGS, 6.50%, 6/30/27	25,000	23,860
144A,REGS, 6.75%, 6/30/30	14,000	12,974
Northern Oil and Gas, Inc.
144A,8.125%, 3/1/28	19,000	18,490
144A,8.75%, 6/15/31	20,000	19,669
Parkland Corp.
144A,4.50%, 10/1/29	33,000	28,664
144A,4.625%, 5/1/30	31,000	26,814
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/25	18,000	17,974
6.00%, 2/15/28	29,000	27,012
Puma International Financing SA, 144A,5.125%, 10/6/24	50,000	49,464
SM Energy Co.
6.75%, 9/15/26	32,000	30,942
6.625%, 1/15/27	11,000	10,602
6.50%, 7/15/28	11,000	10,327

Transocean, Inc.
144A,7.50%, 1/15/26	25,000	23,183
144A,11.50%, 1/30/27	18,000	18,431
144A,8.00%, 2/1/27	24,000	21,385
144A,8.75%, 2/15/30	41,000	41,026
Tullow Oil PLC, 144A,7.00%, 3/1/25	31,000	16,797
Vital Energy, Inc.,9.50%, 1/15/25	15,000	14,861

(Cost $820,375)		786,833

Oil & Gas Services - 1.1%
Archrock Partners LP / Archrock Partners Finance Corp.
144A,6.875%, 4/1/27	16,000	15,312
144A,6.25%, 4/1/28	31,000	28,795
CGG SA, 144A,8.75%, 4/1/27	16,000	13,817
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	19,000	18,094
6.875%, 9/1/27	29,000	27,191
Weatherford International Ltd., 144A,8.625%, 4/30/30	51,000	51,295

(Cost $162,356)		154,504

Pipelines - 5.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,5.75%, 3/1/27	18,000	17,245
144A,5.75%, 1/15/28	27,000	25,791
Buckeye Partners LP, 144A,4.50%, 3/1/28	13,000	11,456
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
144A,5.625%, 5/1/27	15,000	14,167
144A,6.00%, 2/1/29	29,000	26,863
144A,8.00%, 4/1/29	31,000	31,199
144A,7.375%, 2/1/31	10,000	9,827
EQM Midstream Partners LP
144A,6.00%, 7/1/25	19,000	18,823
144A,7.50%, 6/1/27	13,000	13,102
144A,6.50%, 7/1/27	24,000	23,488
5.50%, 7/15/28	40,000	37,567
144A,4.50%, 1/15/29	21,000	18,406
144A,7.50%, 6/1/30	13,000	13,075
144A,4.75%, 1/15/31	47,000	40,410
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	14,000	13,765
8.00%, 1/15/27	25,000	24,380
7.75%, 2/1/28	28,000	26,944
8.875%, 4/15/30	20,000	19,689
ITT Holdings LLC, 144A,6.50%, 8/1/29	41,000	32,742
New Fortress Energy, Inc.
144A,6.75%, 9/15/25	42,000	38,712
144A,6.50%, 9/30/26	53,000	47,023
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A,7.50%, 2/1/26	72,000	68,862
NuStar Logistics LP
6.00%, 6/1/26	25,000	24,295
5.625%, 4/28/27	15,000	14,215
6.375%, 10/1/30	15,000	14,459
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144A, 9.00%, 10/15/26	22,000	20,877
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,7.50%, 10/1/25	25,000	24,971
144A,6.00%, 3/1/27	11,000	10,300
144A,5.50%, 1/15/28	22,000	19,898
144A,6.00%, 12/31/30	19,000	16,465
144A,6.00%, 9/1/31	25,000	21,290

(Cost $788,074)		740,306

Financial - 10.3%
Banks - 0.3%
Freedom Mortgage Corp.
144A,8.25%, 4/15/25	14,000	13,389
144A,7.625%, 5/1/26	15,000	13,126
144A,6.625%, 1/15/27	24,000	19,946

(Cost $50,888)		46,461

Diversified Financial Services - 4.2%
Advisor Group Holdings, Inc., 144A,10.75%, 8/1/27	15,000	14,456
Coinbase Global, Inc.
144A,3.375%, 10/1/28	37,000	23,364
144A,3.625%, 10/1/31	34,000	19,840
Curo Group Holdings Corp., 144A,7.50%, 8/1/28	33,000	7,466
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A,5.00%, 8/15/28	36,000	29,340
LD Holdings Group LLC
144A,6.50%, 11/1/25	11,000	8,711
144A,6.125%, 4/1/28	26,000	16,593
Macquarie Airfinance Holdings Ltd., 144A,8.375%, 5/1/28	15,000	14,793
Nationstar Mortgage Holdings, Inc.
144A,6.00%, 1/15/27	15,000	13,697
144A,5.50%, 8/15/28	32,000	27,718
144A,5.125%, 12/15/30	31,000	25,018
144A,5.75%, 11/15/31	16,000	12,998
Navient Corp.
6.75%, 6/15/26	10,000	9,490
5.00%, 3/15/27	19,000	16,508

4.875%, 3/15/28	13,000	10,782
5.50%, 3/15/29	34,000	28,175
9.375%, 7/25/30	15,000	14,443
NFP Corp., 144A,6.875%, 8/15/28	67,000	55,630
OneMain Finance Corp.
7.125%, 3/15/26	45,000	43,083
6.625%, 1/15/28	30,000	27,189
3.875%, 9/15/28	15,000	11,812
5.375%, 11/15/29	32,000	26,199
4.00%, 9/15/30	32,000	23,644
PennyMac Financial Services, Inc.
144A,5.375%, 10/15/25	17,000	15,818
144A,4.25%, 2/15/29	17,000	13,686
144A,5.75%, 9/15/31	23,000	18,560
PRA Group, Inc., 144A,8.375%, 2/1/28	10,000	8,919
United Wholesale Mortgage LLC
144A,5.75%, 6/15/27	11,000	9,933
144A,5.50%, 4/15/29	29,000	24,250

(Cost $678,257)		572,115

Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.
144A,7.00%, 11/15/25	32,000	30,363
144A,10.125%, 8/1/26	20,000	20,250
144A,6.00%, 8/1/29	13,000	10,885
AssuredPartners, Inc., 144A,5.625%, 1/15/29	21,000	18,193

(Cost $85,056)		79,691

Real Estate - 0.7%
Kennedy-Wilson, Inc.
4.75%, 3/1/29	17,000	13,377
4.75%, 2/1/30	25,000	18,871
5.00%, 3/1/31	24,000	17,965
Realogy Group LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29	24,000	17,365
144A,5.25%, 4/15/30	35,000	24,062

(Cost $115,597)		91,640

Real Estate Investment Trusts - 3.9%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC
144A,5.75%, 5/15/26	45,000	39,749
144A,4.50%, 4/1/27	19,000	15,208
Diversified Healthcare Trust
9.75%, 6/15/25	13,000	12,586
4.75%, 2/15/28	13,000	8,947
4.375%, 3/1/31	22,000	15,690
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A,4.25%, 2/1/27	15,000	12,723
144A,4.75%, 6/15/29	27,000	21,139
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	10,000	8,850
5.00%, 10/15/27	57,000	46,869
4.625%, 8/1/29	29,000	21,684
3.50%, 3/15/31	44,000	29,750
Office Properties Income Trust
4.50%, 2/1/25	20,000	16,636
3.45%, 10/15/31	12,000	5,757
Service Properties Trust
7.50%, 9/15/25	26,000	25,520
4.75%, 10/1/26	15,000	12,825
4.95%, 2/15/27	21,000	17,505
5.50%, 12/15/27	16,000	13,926
3.95%, 1/15/28	7,000	5,357
4.95%, 10/1/29	22,000	16,637
4.375%, 2/15/30	10,000	7,271
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26	15,000	12,626
144A,4.375%, 1/15/27	20,000	16,928
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A,6.00%, 1/15/30	26,000	16,045
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A,10.50%, 2/15/28	83,000	80,524
144A,4.75%, 4/15/28	25,000	20,072
144A,6.50%, 2/15/29	38,000	24,407

(Cost $584,149)		525,231

Venture Capital - 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.375%, 12/15/25	25,000	22,547
5.25%, 5/15/27	50,000	41,212
4.375%, 2/1/29	25,000	19,160

(Cost $82,917)		82,919

Industrial - 5.6%
Aerospace/Defense - 2.1%
Bombardier, Inc.
144A,7.125%, 6/15/26	41,000	40,252
144A,7.875%, 4/15/27	70,000	69,289
144A,6.00%, 2/15/28	30,000	27,712
144A,7.50%, 2/1/29	26,000	25,263
Spirit AeroSystems, Inc.
144A,7.50%, 4/15/25	31,000	30,624
4.60%, 6/15/28	29,000	23,900

144A,9.375%, 11/30/29	25,000	26,657
Triumph Group, Inc.
7.75%, 8/15/25	11,000	10,544
144A,9.00%, 3/15/28	35,000	35,394

(Cost $297,115)		289,635

Building Materials - 0.3%
JELD-WEN, Inc., 144A,4.875%, 12/15/27	15,000	13,085
Smyrna Ready Mix Concrete LLC, 144A,6.00%, 11/1/28	36,000	33,527

(Cost $50,551)		46,612

Electrical Components & Equipment - 0.3%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28	25,000	22,100
144A,4.375%, 3/31/29	21,000	17,997

(Cost $44,927)		40,097

Engineering & Construction - 0.6%
Brand Industrial Services, Inc., 144A,8.50%, 7/15/25	35,000	32,243
IHS Holding Ltd.
144A,5.625%, 11/29/26	17,000	14,535
144A,6.25%, 11/29/28	20,000	16,065
Promontoria Holding 264 BV, 144A,7.875%, 3/1/27	12,000	12,453

(Cost $74,429)		75,296

Environmental Control - 0.1%
Covanta Holding Corp.,5.00%, 9/1/30
(Cost $17,371)	18,000	15,522

Machinery-Diversified - 0.5%
SPX FLOW, Inc., 144A,8.75%, 4/1/30	14,000	12,062
TK Elevator Holdco GmbH, 144A,7.625%, 7/15/28	10,000	8,774
TK Elevator US Newco, Inc., 144A,5.25%, 7/15/27	56,000	51,638

(Cost $79,419)		72,474

Packaging & Containers - 1.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A,4.00%, 9/1/29	28,000	21,996
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,5.25%, 8/15/27	40,000	33,616
144A,5.25%, 8/15/27	34,000	28,574
LABL, Inc.
144A,6.75%, 7/15/26	38,000	36,569
144A,10.50%, 7/15/27	28,000	26,123
144A,5.875%, 11/1/28	13,000	11,746
144A,8.25%, 11/1/29	11,000	8,903
Owens-Brockway Glass Container, Inc., 144A,6.625%, 5/13/27	16,000	15,995

(Cost $202,998)		183,522

Transportation - 0.3%
Seaspan Corp., 144A,5.50%, 8/1/29	27,000	21,260
XPO, Inc., 144A,7.125%, 6/1/31	12,000	11,919

(Cost $37,207)		33,179

Technology - 4.4%
Computers - 1.3%
Diebold Nixdorf, Inc., 144A,9.375%, 7/15/25	28,000	5,600
Exela Intermediate LLC / Exela Finance, Inc., 144A,11.50%, 7/15/26	45,000	5,287
McAfee Corp., 144A,7.375%, 2/15/30	70,000	58,983
NCR Corp.
144A,5.00%, 10/1/28	32,000	28,170
144A,5.125%, 4/15/29	40,000	35,038
144A,5.25%, 10/1/30	11,000	9,404
Presidio Holdings, Inc., 144A,8.25%, 2/1/28	15,000	13,816
Seagate HDD Cayman
4.125%, 1/15/31	5,000	4,081
144A,9.625%, 12/1/32	15,600	17,038

(Cost $210,165)		177,417

Office/Business Equipment - 0.3%
Xerox Holdings Corp.
144A,5.00%, 8/15/25	19,000	17,829
144A,5.50%, 8/15/28	29,000	24,689

(Cost $46,306)		42,518

Semiconductors - 0.1%
ams-OSRAM AG, 144A,7.00%, 7/31/25
(Cost $11,313)	11,000	9,637

Software - 2.7%
Alteryx, Inc., 144A,8.75%, 3/15/28	15,000	14,337
AthenaHealth Group, Inc., 144A,6.50%, 2/15/30	85,000	70,094
Clarivate Science Holdings Corp., 144A,4.875%, 7/1/29	33,000	28,430
Cloud Software Group, Inc.
144A,6.50%, 3/31/29	142,000	125,555
144A,9.00%, 9/30/29	128,000	108,921
MicroStrategy, Inc., 144A,6.125%, 6/15/28	16,000	13,928
Rackspace Technology Global, Inc.
144A,3.50%, 2/15/28	17,000	6,782
144A,5.375%, 12/1/28	15,000	3,858

(Cost $399,754)		371,905

Utilities - 2.6%
Electric - 2.3%
Calpine Corp.
144A,5.125%, 3/15/28	37,000	33,230
144A,4.625%, 2/1/29	31,000	26,250
144A,5.00%, 2/1/31	23,000	18,589
Drax Finco PLC, 144A,6.625%, 11/1/25	25,000	24,410
NRG Energy, Inc.
5.75%, 1/15/28	21,000	19,996
144A,3.375%, 2/15/29	15,000	12,390
144A,5.25%, 6/15/29	20,000	18,059
144A,3.625%, 2/15/31	46,000	36,334
PG&E Corp.
5.00%, 7/1/28	35,000	32,320
5.25%, 7/1/30	37,000	33,380
Talen Energy Supply LLC, 144A,8.625%, 6/1/30	40,000	40,854
TransAlta Corp.,7.75%, 11/15/29	20,000	20,827

(Cost $341,085)		316,639

Gas - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.875%, 8/20/26	18,000	16,757
5.75%, 5/20/27	18,000	16,259

(Cost $34,852)		33,016

TOTAL CORPORATE BONDS (Cost $15,006,887)		13,193,305

	Number of Shares
CASH EQUIVALENTS - 1.1%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
(Cost $153,130)	153,130	153,130

TOTAL INVESTMENTS - 98.3% (Cost $15,160,017)		$13,346,435
Other assets and liabilities, net - 1.7%		225,198

NET ASSETS - 100.0%		$13,571,633

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares, 5.03% (b)(c)
263,774	—	(263,774) (d)	—	—	8,240	—	—	—
CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
35,828	1,395,505	(1,278,203)	—	—	4,764	—	153,130	153,130

299,602	1,395,505	(1,541,977)	—	—	13,004	—	153,130	153,130

(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$13,193,305	$—	$13,193,305
Short-Term Investments (a)	153,130	—	—	153,130

TOTAL	$153,130	$13,193,305	$—	$13,346,435

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HYUP-PH3

R-089711-1 (5/24) DBX005195 (5/24)